Provisions - Disclosure of Commitments for Retirement Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions [abstract]
Provisions of retirement benefits at beginning of period	€ 331	€ 337
Cost of services	76	76	€ 55
Interests / discounting costs	3	6
Retirement benefit obligations	79	82
Gains or losses related to experience	(61)	(116)
Gains or losses related to change in demographic assumptions	3	(21)
Gains or losses related to change in financial assumptions	62	48
Actuarial gains or losses recognized in other comprehensive income	4	(88)
Provisions of retirement benefits at end of period	€ 414	€ 331	€ 337